Segment Information - Summary of Operating Results by Geographical areas (Detail) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of operating segments [Line Items]
Non-Current Assets	$ 16,774	$ 17,468
U.S. [member]
Disclosure of operating segments [Line Items]
Non-Current Assets	12,141	12,717
Canada [member]
Disclosure of operating segments [Line Items]
Non-Current Assets	1,048	1,047
Other [member]
Disclosure of operating segments [Line Items]
Non-Current Assets	186	174
Americas [member]
Disclosure of operating segments [Line Items]
Non-Current Assets	13,375	13,938
Switzerland [member]
Disclosure of operating segments [Line Items]
Non-Current Assets	2,000	1,908
U.K. [Member]
Disclosure of operating segments [Line Items]
Non-Current Assets	1,241	1,454
Other Countries [member]
Disclosure of operating segments [Line Items]
Non-Current Assets	42	43
EMEA [member]
Disclosure of operating segments [Line Items]
Non-Current Assets	3,283	3,405
Asia Pacific [member]
Disclosure of operating segments [Line Items]
Non-Current Assets	$ 116	$ 125